Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation of the consolidated financial statements

2.	Basis of preparation of the consolidated financial statements

2.1.	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

The attached financial statements have been prepared in order to be included in a Securities and Exchange Commission (“SEC”) filing and have been approved by the Company’s Board of Directors on April, 25, 2025.

These consolidated financial statements provide comparative information in respect of the previous years.

In preparing these consolidated financial statements, the Group applied the material accounting policies, estimates and assumptions described in Notes 2.2 and 2.3, respectively. Moreover, the Group has adopted the changes in accounting policies described in Note 2.4.

The Group’s consolidated financial statements are presented in Argentine pesos, which is the Group’s functional currency, and all values have been rounded to the nearest thousand (ARS 000), except when otherwise indicated.

2.1.1.	Basis of consolidation

The consolidated financial statements as of December 31, 2024 and 2023 and for each of the years ended December 31, 2024, 2023 and 2022, include the financial statements of the Group formed by the parent company and its subsidiaries: Central Vuelta de Obligado S.A., Proener S.A.U., and its controlled companies, Vientos La Genoveva S.A.U., Vientos La Genoveva II S.A.U. and CP Renovables S.A. and its subsidiaries.

Control is achieved when the investor is exposed or entitled to variable returns arising from its ownership interest in the investee, and has the ability to affect such returns through its power over the investee. Specifically, the investor controls an investee, if and only if it has:

–	Power over the investee (i.e. the investor has rights that entitle it to direct the relevant activities of the investee).

–	Exposure or right to variable returns arising from its ownership interest in the investee.

–	Ability to exercise its power over the investee to significantly affect its returns.

Consolidation of a subsidiary begins when the parent company obtains control over the subsidiary and ends when the parent company loses control over the subsidiary. The assets, liabilities, income and expenses of a subsidiary acquired or sold during the fiscal year are included in the consolidated financial statements from the date on which the parent company acquired control of the subsidiary to the date on which the parent company ceased to control the subsidiary.

The result for the fiscal year and each component of the other comprehensive income (loss) are assigned to the owners of the parent company and non-controlling interests, even if the results of the non-controlling interests give rise to a debit balance. If necessary, appropriate adjustments are made to the subsidiaries’ financial statements so that their accounting policies are in accordance with the Group’s accounting policies. All assets and liabilities, equity, income, expenses and cash flows within the Group that relate to transactions among the members of the Group are completely eliminated in the consolidation process.

A change in ownership interest in a subsidiary, without loss of control, is accounted for as an equity transaction. If the Group loses control of a subsidiary, it cancels the carrying amount of the assets (including goodwill) and related liabilities, non-controlling interests and other equity components, while recognizing the profit or loss resulting from the transaction in the relevant income statement.

2.1.2.	Measuring unit

The financial statements as at December 31, 2024, including the figures for the previous periods (this fact not affecting the decisions taken on the financial information for such periods) were restated to consider the changes in the general purchasing power of the functional currency of the Company (Argentine peso) pursuant to IAS 29. Consequently, the financial statements are stated in the current measurement unit at the end of the reported period.

In accordance with IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is the currency of a hyperinflationary economy. To define a hyperinflationary state, the IAS 29 provides a series of non-exclusive guidelines that consist on (i) analyzing the behavior of the population, prices, interest rates and wages before the evolution of price indexes and the loss of the currency’s purchasing power, and (ii) as a quantitative characteristic, which is the most considered condition in practice, verifying if the three-year cumulative inflation rate approaches or exceeds 100%.

Due to different macroeconomic factors, the triennial inflation in 2024 was higher than such figure, as the goals of the Argentine government, and other available projections, indicate that this trend will not revert in the short term.

So as to evaluate the mentioned quantitative condition and to restate the financial statements, the Argentine Securities Commission established that the series of indexes to be used in the IAS 29 application is the one established by the Argentine Federation of Professional Councils in Economic Sciences.

Considering the before mentioned index, the inflation was 117.76%, 211.41% and 94.79% for the years ended December 31, 2024, 2023 and 2022, respectively.

The following is a summary of the effects of the IAS 29 application:

Restatement of the Balance Sheet

(i)	The monetary items (those with a fixed face value in local currency) are not restated since they are stated in the current measurement unit at the closing date of the reported period. In an inflationary period, keeping monetary assets causes the loss of purchasing power, and keeping monetary liabilities causes gain in purchasing power as long as those items are not tied to an adjustment mechanism compensating those effects. The monetary loss or gain is included in the income (loss) for the reported period.

(ii)	The assets and liabilities subject to changes established in specific agreements are adjusted in accordance with those agreements.

(iii)	Non-monetary items measured at their fair values at the end of the reported period are not restated to be included in the balance sheet; however, the adjustment process must be completed to determine the income (loss) produced for having those non-monetary items in the terms of a uniform measurement unit.

As at December 31, 2024 and 2023, the Company counted with the following items measured with the current value method: biological assets and the share kept in foreign currency of the items Trade and other receivables, Cash and cash equivalents, Other financial assets, Loans and borrowings and Trade and other payables.

(iv)	Non-monetary items at historical cost or at fair value of a date previous to the end of the reported period are restated at rates reflecting the variation occurred at the general level of prices from the acquisition or revaluation date until the end of the reported period; then the amounts restated for those assets are compared with the corresponding recoverable values. Charges to the income (loss) for the period due to property, plant and equipment depreciation and intangible assets amortization, as well as other non- monetary assets consumption are determined in accordance with the new restated amounts.

As at December 31, 2024 and 2023, the items subject to this restatement process were the following:

–	Non-monetary items measured at fair value of a date previous to the end of the reported period: certain machines, equipment, turbogroups and auxiliary equipment of the Property, Plant and Equipment item, which were measured at their fair value as at January 1, 2011 (transition date to IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB)) and Property, Plant and Equipment items acquired in business combinations which were measured at fair value at acquisition date.
–	Non-monetary items at historical cost: the remaining items of Property, Plant and Equipment, Intangible assets, Investment in associates, Inventories and Deferred income tax liabilities and assets.

(v)	When borrowing costs in non-monetary assets are capitalized in accordance with IAS 23, the share of those cost compensating the creditor for the effects of inflation is not capitalized.

The Company proceeded to the capitalization of borrowing costs as stated in Note 2.2.6.

(vi)	The restatement of the non-monetary assets in the terms of a current measurement unit at the end of the reported period without an equivalent adjustment for tax purposes leads to a temporary taxable difference and to the recognition of a deferred-tax liability whose balancing entry is recognized in the income (loss) for the period. In Note 8 the effects of this process are detailed.

Restatement of the statement of income (loss) and other comprehensive income

(i)	The expenses and income are restated as from the date of accountable entry, including interest and currency exchange differences, except for those items not reflecting or including in their determination the consumption of assets measured in currency of purchasing power previous to the consumption entry, which are restated taking into account the origin date of the asset related to the item (for example, depreciation, devaluation and other consumptions of assets valued at historical cost); and except for income (loss) emerging from comparing two measurements expressed in currency of purchasing power of different dates. For such purpose, it is necessary to identify the compared amounts, separately restate them and compare them again, but with amounts already restated.

(ii)	The income (loss) for exposure to change in purchasing power of currency (income (loss) on net monetary position), originated by the keeping of monetary assets and liabilities, is shown in a separate item of the income (loss) for the period.

(iii)	Gains and losses on non-monetary items measured at fair value are typically calculated as the difference between the restated opening balance, or if acquired during the year, the restated acquisition date value, and the fair value on the reporting date.

Restatement of the Statement of Changes in Equity

All the components of equity are restated by applying the general prices index as from the beginning of the period, and each variation of such components is re-expressed as from the contribution date or as from the moment in which such contribution was made through any other form, with the exception of the account “Capital stock -face value” which has been maintained for its nominal value and the effects of their restatement can be found in the account “Adjustment to capital stock”.

Restatement of the Statement of Cash Flows

IAS 29 sets forth that all the items of this section shall be restated in terms of the current measurement unit at the closing date of the reported period.

The monetary result generated by cash and equivalents to cash are stated in the Statement of Cash Flows separately from the cash flows resulting from operation, investment and financing activities as a specific item of the conciliation between the existence of cash and cash equivalents at the beginning and at the end of the period.

2.2.	Summary of material accounting policies

The following are the material accounting policies applied by the Group in preparing its consolidated financial statements.

2.2.1.	Classification of items as current and non-current

The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current. An entity shall classify an asset as current when:

–	it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

–	it holds the asset primarily for the purpose of trading;

–	it expects to realize the asset within twelve months after the reporting period; or

–	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current. An entity shall classify a liability as current when:

–	it is expected to be settled in normal operating cycle;

–	It is held primarily for the purpose of trading;

–	it is due to be settled within twelve months after the reporting period; or

–	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, in all cases.

2.2.2.	Fair value measurement

The Group measures certain financial instruments at their fair value at each reporting date. In addition, the fair value of financial instruments measured at amortized cost is disclosed in Note 13.5.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

–	in the principal market for the asset or liability, or

–	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

–	Level 1 input data: quoted (unadjusted) prices in active markets for identical assets or liabilities.

–	Level 2 input data: valuation techniques with input data other than the quoted prices included in Level 1, but which are observable for assets or liabilities, either directly or indirectly.

–	Level 3 input data: valuation techniques for which input data are not observable for assets or liabilities.

2.2.3.	Transactions and balances in foreign currency

Transactions in foreign currencies are recorded by the Group at the related functional currency rates prevailing at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange ruling at the reporting period-end.

All differences are taken to consolidated statement of income under other operating income or expenses, or under finance income or expenses, depending on the nature of assets or liabilities generating those differences.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured by their fair value in foreign currency are converted using exchange rates at the date in which such fair value is determined.

2.2.4.	Revenue recognition

2.2.4.1.	Revenue from ordinary activities

IFRS 15 presents a five-step detailed model to explain revenue from contracts with customers. Its fundamental principal lies on the fact that an entity has to recognize revenue to represent the transference of goods or services promised to the customers, in an amount reflecting the consideration the entity expects to receive in exchange for those goods or services at the moment of executing the performance obligation. An asset is transferred when (or while) the client gets control over such asset, defined as the ability to direct the use and substantially obtain all the remaining benefits of the asset. IFRS 15 requires the analysis of the following:

–	If the contract (or the combination of contracts) contains more than one promised good or service, when and how such goods or services should be granted.

–	If the price of the transaction distributed to each performance obligation should be recognized as revenue throughout time or at a specific moment. According to IFRS 15, an entity recognizes revenue when the performance obligation is satisfied, i.e. every time control over those goods and services is transferred to the customer. The model does not include separate guidelines for the “sale of goods” and the “rendering of services”; instead, it requires that entities should evaluate whether revenue should be recognized throughout time or at a specific moment, regardless of the fact that it includes “the sale of goods” or “the rendering of services”.

–	When the price includes an estimation element of variable payments, how that will affect the amount and the time to recognize such revenue. The concept of variable payment estimation is broad. A transaction price is considered as variable due to discounts, reimbursement, credits, price concessions, incentives, performance bonus, penalties and contingency agreements. The model introduces a big condition for a variable consideration to be considered as revenue: only as long as it is very unlikely for a significant change to occur in the cumulative revenue amount, when the uncertainties inherent to the variable payment estimation are solved.

–	When the incurred cost to close an agreement and the costs to comply with it can be recognized as an asset.

The most relevant revenue source of the Group is the commercialization of energy produced in the spot market and under the energy supply agreements, CAMMESA being its main customer.

The Company recognizes its sales revenue in accordance with the availability of its machines’ effective power, the energy and steam supplied; and as balancing entry, a sales receivable is recognized, which represents the Company’s unconditional right to consideration owed by the customer. Billing for the service is monthly made by CAMMESA in accordance with the guidelines established by SEE; and compensation is usually received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. The satisfaction of the performance obligation is done throughout time since the customer simultaneously receives and consumes the benefits given by the performance of the entity as the entity does it. Payments by CAMMESA related to the sale of energy and power under the spot market during each month are usually paid before 90 days after the end of such month. When payments are made after such deadline interests are collected from CAMMESA.

Revenues from energy, power and steam sales are calculated at the prices established in the respective contracts or at the prices prevailing in the electricity market, according to the regulations in force. These include revenues from the sale of steam, energy and power supplied and not billed until the closing date of the reported period, valued at the prices defined in the contracts or in the respective regulations.

Additionally, the Group recognizes the sales from contracts regarding the supplied energy and the prices established in such contracts, and as balancing entry it recognizes an account receivable. Such credit represents the unconditional right the Company has to receive the consideration owed by the customer. Billing for the service is monthly made by CAMMESA in the case of the contracts of the wind farms La Castellana, La Genoveva and Achiras and the contracts of the solar farm Guañizuil II A and for the Energía plus contracts in accordance with the guidelines established by SEE; and compensation is received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. For the rest of the clients, billing is also monthly and done by the Company; and compensation is received in a maximum term of 90 days. Therefore, no implicit financing components are recognized. The satisfaction of the performance obligation is done throughout time since the customer simultaneously receives and consumes the benefits given by the performance of the entity as the entity does it.

The Group recognizes revenues from resale and distribution of gas and revenues for the monthly management of the thermal power plant CVO in accordance with the monthly fees established in the respective contracts and as balancing entry, it recognizes a sale credit. Such credit represents the unconditional right the Company has to receive the consideration owed by the customer. Billing for the service is also monthly made by the Company and compensation is generally received in a maximum term of 90 days. Therefore, no implicit financing components are recognized.

Finally, the Group recognizes sales revenues from its forestry activities based on the wood delivered and at the current prices, and it recognizes a sales credit as an offsetting entry. This credit represents the Company’s unconditional right to receive the consideration owed by the client. The performance obligation is satisfied when the wood is delivered to the respective clients. Billing for the service is made every two weeks and compensation is usually received in a maximum term of 21 days. Therefore, no implicit financing components are recognized.

The detail of revenues from ordinary activities of the Group is included in Note 5 to these consolidated financial statements.

2.2.4.2.	Other income and expenses - Interest

For all financial assets and liabilities measured at amortized cost and interest bearing financial assets classified as available for sale, interest income or expense is recorded using the effective interest rate method, which is the rate that exactly discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. In general, interest income and expense are included in finance income and expenses in the consolidated statement of income, respectively, unless they derive from operating items (such as trade and other receivables or trade and other payables); in that case, they are booked under other operating income and expenses, as the case may be.

2.2.5.	Taxes

Current income tax

Current income tax assets and liabilities for the year are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute those amounts are those that are enacted or substantively enacted, at the end of the reporting period. The statutory tax rate for the Group for the fiscal year 2024 is described in Note 22.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of income.

Management periodically assesses the positions taken in each tax report regarding the situations in which the applicable tax regulations are subject to interpretation, and it determines whether they must be treated as uncertain tax treatment, and in such case, whether it must be treated independently or collectively with one or more tax treatments, pursuant to IFRIC 23. For these cases, we use the approach which better predicts uncertainty and applies criteria to identify and quantify uncertainties.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their related carrying amounts.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

–	where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of taxable temporary differences associated with investments in subsidiaries and associates, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences and tax carry forwards losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and/or the tax losses carry forward can be utilized, except:

–	where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and taxable profit will be available against which those differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting period date and reduced against income or loss for the period or other comprehensive income, as the case may be, to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized (recovered). Unrecognized deferred income tax assets are reassessed at each reporting period date and are recognized with a charge to income or other comprehensive income for the period, as the case may be, to the extent that it has become probable that future taxable profits will allow the deferred income tax asset not previously recognized to be recovered.

Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting period date.

Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred income tax items are recognized in correlation to the underlying transactions either in other comprehensive income or directly in equity.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current income tax assets and liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Uncertainties over income tax treatments

The Group determines whether each tax treatment should be considered independently or whether some tax treatments should be considered together and uses an approach that provides better predictions of the resolution of the uncertainty.

The Group applies significant judgment when identifying uncertainties on the income tax treatment. The Group evaluated whether the Interpretation had an impact on its consolidated financial statements, especially within the framework of tax inflation adjustment in determining the tax income of mentioned periods:

a)	Income tax return for fiscal year 2014

In February 2015 CPSA filed income tax returns for the nine-month period ended September 30, 2014, applying the adjustment for inflation mechanism established by the Argentine Income Tax Law. In addition, the Company filed its income tax return for the three-month period ended December 31, 2014, applying the same adjustment for inflation mechanism.

Later on, on July 27, 2021, the Argentine Tax Authorities issued a resolution through which it implemented an infringement investigation in relation to the income tax for the irregular fiscal periods ended September 2014 and December 31, 2014, for the alleged omission included in Section 45, Law No. 11683. On September 8, 2021, CPSA submitted the corresponding deposition and the corresponding evidence. Based on the Tax Determination issued by ARCA on April 28, 2022, CPSA appealed before the Argentine Fiscal Court (TFN) on May 23, 2022. By virtue of this appeal, the TFN ordered the admission of evidence through a resolution dated March 29, 2023; and to that effect, on October 26, 2023, the accounting expert’s report was furnished as evidence.

b)	Action for recovery - Income tax refund for fiscal period 2010

In December 2014, the Company, as merging company and continuing company of HPDA, raised a recourse action before fiscal authorities regarding the income tax for the fiscal period 2010. This recourse action seeks to recover the income tax entered by HPDA in accordance with the lack of application of the inflation-adjustment mechanism established by the Law on Income Tax. In December 2015, since the term stated by Law no. 11,683 elapsed, the Company brought a contentious-administrative claim before the National Court to assert its right to recover the income tax.

In October 2018, the Company was served notice of the judgment issued by the Federal Contentious- Administrative Court No. 5, which granted the right to recourse. The judgment ordered tax authorities to return the amount of 67,612 (at historical values) to the Company plus the interest stated in the BCRA Communication 14290 and ordered that legal cost must be borne by the defendant. Such judgment was appealed by the National Tax Administration, and on September 9, 2019, Division I of the National Court of Appeals of the Federal Contentious- Administrative Court (“CNACAF”) confirmed the appealed judgment. On September 24, 2019, the National Tax Administration raised Federal Extraordinary Appeal (“REF”) against CNACAF judgment, which was replied by the Company. On October 29, 2019, CNACAF granted the REF and sent the file to the Argentine Supreme Court. On October 25, 2022, the Argentine Supreme Court (CSJN) confirmed the appealed decision. On March 21, 2024, CPSA collected the amount claimed plus the corresponding interest.

c)	Action for recovery - income tax refund for fiscal years 2009, 2011 and 2012

In December 2015, the Company filed a petition with the Argentine Tax Authorities for the recovery of income tax for the fiscal year 2009, in the amount of 20,395 at historical values which had been incorrectly paid by the Company in excess of our income tax liability. By filling such action, the Company seeks to recover the excess income tax paid by CPSA due to the failure to apply the adjustment for inflation set forth in the Argentine Income Tax Law. On April 22, 2016, after the term required by Law No. 11,683 expired, the Company filed an action for recovery for the amount claimed with the Argentinean Court. On September 27, 2019, the judge entered judgment rejecting the complaint filed by the Company. Such judgment was appealed by the Company last October 4, 2019. Room I of CNACAF (Argentine Appeal Court for Federal Contentious Administrative Matters) granted the appeal presented by the Company on March 11, 2020. Against this resolution, the Argentine Tax Authorities raised an Extraordinary Appeal. On October 25, 2022, the Argentine Supreme Court confirmed the decision made by the CNACAF and on November 27, 2023, CPSA collected the amount claimed plus the corresponding interest.

In December 2017, the Company, as merging company and continuing company of HPDA, filed a petition with the Argentine Tax Authorities for the recovery of 52,783 at historical values paid in excess by HPDA for payment of Income Tax for 2011 fiscal period. The purpose of such action is to recover the income tax paid by HPDA due to the failure to apply the adjustment for inflation mechanism aforementioned. On April 1, 2019 such claim was rejected by national fiscal authorities. Therefore, the Company filed an administrative and legal action on April 25, 2019. On September 13, 2022, the Company obtained a favorable first-instance judgment. This judgment was appealed by ARCA and subsequently confirmed by the Court of Appeals on May 14, 2024. In response to this judgment, ARCA filed a Federal Extraordinary Appeal on June 4, 2024.

In December 2018, the Company brought two administrative complaints of recovery before the Argentine Tax Authorities: the first one was filed by the Company, as merging company and continuing company of HPDA, regarding the income tax for the fiscal period 2012 that amounted to 62,331 at historical values, which was entered in excess by HPDA. The second complaint was filed by the Company regarding the income tax for the same fiscal period that amounted to 33,265 at historical values, which was entered in excess by the Company. These recourse actions seek to recover the income tax entered by HPDA and the Company in accordance with the lack of application of the inflation-adjustment mechanism aforementioned. On September 12, 2019, the Company filed both recourse actions before the Federal Contentious- Administrative Court against the Argentine Tax Authorities in accordance with Section 82, paragraph “c” of Law no. 11,683 (restated text 1998 as amended), as the term established in the second paragraph of Section 81 of such law had elapsed. Regarding the first of the claims, after the Company obtained a favorable first instance ruling, and upon the appeal of said ruling by ARCA, on November 14, 2024, the Court of Appeals confirmed the first instance ruling.

d)	Action for recovery - Income tax for the fiscal year 2015

On December 23, 2020, the Company submitted before the fiscal authorities an action for recovery of the income tax for the fiscal year 2015 for the amount of 129,231 (at historical values) unduly paid by CPSA. The purpose of the action for recovery is to obtain reimbursement of the income tax paid by CPSA based on the lack of application of the inflation adjustment mechanism set forth in the Argentine Income Tax Act. On April 22, 2021, the Company filed a recovery lawsuit before the Court for Contentious Administrative Matters against the Argentine Tax Authorities pursuant to the provisions of Section 82, subsection c of Law No. 11683 (restated and amended 1998), on the grounds that the term established in the second paragraph of Section 81 of that body of rules had elapsed.

e)	Action of recovery - Income tax for the fiscal year 2016

On January 24, 2022, the Company filed before the tax authorities a recovery action of the income tax for the fiscal year 2016, for the amount of 189,376 (at historical values) unduly paid by CPSA. Such recovery action is aimed at obtaining the reimbursement of the income tax paid by CPSA based on the lack of application of the inflation adjustment mechanism set for by the Argentine Income Tax Act.

The Group considered, based on the opinion of its legal advisors and on the IFRIC 23 accounting guidelines: 1) regarding the income tax 2014 determination stated in a), that it is probable that authorities will accept the Company's position and, therefore, it is not required to register a liability under such item, and 2) regarding recourse actions for income tax, except for the case of recourse action by HPDA for the fiscal period 2011, that it is also probable that the positions adopted by the Company will be accepted in court; therefore, an asset has been recognized for such recourse actions.

The corresponding asset is included in the item “Other non-financial assets” of Non-Current Assets under “Income Tax Credits” and it amounts to 601,213 and 341,632 as of December 31, 2024 and 2023, respectively.

Other taxes related to sales and to bank account transactions

Revenues from recurring activities, expenses incurred and assets are recognized excluding the amount of sales tax, as in the case of value-added tax or turnover tax, or the tax on bank account transactions, except:

–	where the tax incurred on a sale or on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as the case may be;

–	receivables and payables are stated including value-added tax.

The charge for the tax on bank account transactions is presented in the administrative and selling expenses line within the consolidated statement of income.

The net amount of the tax related to sales and to bank account transactions recoverable from, or payable to, the taxation authority is included as a non-financial asset or liability, as the case may be.

2.2.6.	Property, plant and equipment

Property, plant and equipment are measured at the acquisition cost restated according to Note 2.1.2, net of the cumulative depreciation and/or the cumulative losses due to impairment, if any. This cost includes the cost of replacing components of property, plant and equipment and the cost for borrowings related to long-term construction projects, as long as the requirements for their recognition as assets are fulfilled. The Property, Plant and equipment acquired in a business combination was valued at fair value at acquisition date restated as explained in Note 2.1.2.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group derecognizes the replaced part and recognizes the new part with its own associated useful life and depreciation. Likewise, when a major maintenance is performed, its cost is recognized as a replacement according to the conditions stated in the IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). All other regular repair and maintenance costs are recognized in the consolidated statement of income as incurred.

Electric power facilities and materials and spare parts related to the Nuevo Puerto Combined Cycle plant were depreciated on a unit-of-production basis.

Electric power facilities related to the Luján de Cuyo combined cycle plant and cogeneration unit, the Terminal 6 - San Lorenzo cogeneration unit, the Central Costanera combined cycle power plants and the Brigadier Lopez thermal station are depreciated on a straight-line basis over the total useful lives estimated.

Electric power facilities and auxiliary equipment of Piedra del Águila hydroelectric power plant are depreciated on a straight-line basis over the remaining life of the concession agreement of the mentioned power plant.

The depreciation of the remaining property, plant and equipment is calculated on a straight-line basis over the total estimated useful lives of the assets as follows:

–	Buildings: 5 to 50 years.

–	Wind turbines and solar farm equipment: 20 years.

–	Lands are not depreciated.

–	Material and spare parts: based on the useful life of related machinery and equipment to be replaced.

–	Furniture, fixtures and equipment: 5 to 10 years.

–	Others: 3 to 5 years.

–	Gas turbines and Construction in progress: they are not depreciated until they are in conditions of being used.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The residual values, useful lives and methods of depreciation are reviewed at each reporting period end and adjusted prospectively, if appropriate.

During the years ended December 31, 2024 and 2023 the Group has not capitalized interests.

2.2.7.	Intangible assets

Intangible assets acquired separately are measured on initial recognition at acquisition cost restated according to Note 2.1.2. The cost of the intangible assets acquired in a business combination is their fair value at the date of the acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization (if they are considered as having finite useful lives) and accumulated impairment losses, if any.

The useful lives of intangible assets are assessed as either finite or indefinite. The useful lives of the intangible assets recognized by the Group are finite.

Intangible assets with finite useful lives are amortized over their useful economic lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of the asset is accounted for by changing the amortization period or method, as appropriate, and are treated prospectively as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category consistent with the function of the intangible assets.

The Group’s intangible assets are described in Note 12.

2.2.8.	Impairment of property, plant and equipment and intangible assets

The Group assesses at each reporting period-end whether an existing event or one that took place after year end and provides additional evidence of conditions that existed at the end of the reporting period, indicates that an individual component or a group of property, plant and equipment and/or intangible assets with limited useful lives may be impaired. If any indication exists, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the fair value less costs to sell, and the value-in-use. That amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets; in which case, the cash flows considered are the ones from the cash-generating unit (“CGU”) where such asset belongs.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount.

In assessing value in use of an individual asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the individual asset or CGU, as the case may be.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are verified by valuation multiples, quoted values for similar assets on active markets and other available fair value indicators, if any.

The Group assess if environmental risks, including physical and transition risks, could have a significant impact. In such a case, these risks are included in the cash flows when calculating the value-in-use. See Note 23 for more information regarding the impact of environmental risks.

The Group bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Group’s CGU to which the individual assets are allocated.

Impairment losses of continuing operations are recognized in a specific line of the consolidated statement of income.

In addition, for the assets for which an impairment loss had been booked, as of each reporting period-end, an assessment is made whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased.

Should there be such triggering event, the Group makes an estimate of the recoverable amount of the individual asset or of the cash generating unit, as the case may be.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the individual assets or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset or CGU does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of the related depreciation or amortization, had no impairment loss been recognized for the asset or CGU in prior periods. Such reversal is recognized in the statement of income in the same line in which the related impairment charge was previously recognized, unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

The Group has identified a triggering of potential impairment of its property, plant and equipment and/or intangible assets with finite useful lives due to the uncertainty over the evolution of rates in relation to the evolution of the increase of costs.

In order to measure the recoverability of its conventional and renewable Electric Power Generation property, plant and equipment and its intangible assets with finite useful lives and with indicators of impairment, the Group has used the value in use of such assets, except for the generating group classified as “Gas turbines” and the land on which the Puerto Nuevo and Nuevo Puerto thermoelectric plants are located, for which the Group has used the fair value less cost of sale. As a result of the recoverability analysis, the Group has concluded that the net book value of the assets is recoverable, except for the assets comprising the cash generating unit corresponding to the Brigadier Lopez thermoelectric station, the Terminal 6 San Lorenzo cogeneration unit, the Luján de Cuyo combined cycle power plant, the Buenos Aires combined cycle power plant located in the Costanera plant and the Manque and La Genoveva wind farms, and the generator group classified under the "Turbines" category". During 2023, the Group recorded a 36,220,872 million and 4,811,296 million impairment loss on PP&E and intangible assets, respectively, related to the Brigadier Lopez thermoelectric plant. Also, the Company recorded a gain on the reversal of PP&E impairment of 136,621,999 million related to the Luján de Cuyo combined cycle, the Terminal 6 San Lorenzo cogeneration unit, the Manque and La Genoveva wind farms, a gas turbine and land, and a gain of 214,266 million on the reversal of intangible assets impairment related to the Manque and La Genoveva wind farms.

CGUs Thermoelectric Station Brigadier López, Luján de Cuyo Combined Cycle Power Plant, Terminal 6 San Lorenzo cogeneration unit, Buenos Aires Combined Cycle Power Plant and Manque and La Genoveva Wind Farms

The Group estimated that the book value of the assets related to the Terminal 6 San Lorenzo cogeneration unit exceeded its recoverable value by 36,562,127 for which reason an impairment charge was determined in property, plant and equipment under the headings "Electric power facilities and other equipment", "Land and buildings" and "Others", which was charged to the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets " in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment of the Terminal 6 San Lorenzo cogeneration unit is 419,662,013.

The Group estimated that the book value of the assets related to the Thermoelectrical Station Brigadier Lopez exceeded its recoverable value by 16,995,375 for which reason an impairment charge was determined in property, plant and equipment for 15,805,843 under the headings "Electric power facilities and other equipment", "Land and buildings", "Construction in progress" and "Others" and in intangible assets for 1,189,532, which was charged to the heading "Impairment / (Reversal) of property, plant and equipment and intangible assets" in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment and intangible assets of the Brigadier Lopez thermoelectrical station is 164,247,758 and 12,361,125, respectively.

The Group estimated that the book value of the assets related to the combined cycle plant located in Luján de Cuyo exceeded its recoverable value by 1,268,133 for which reason an impairment charge was determined in property, plant and equipment under the headings "Electric power facilities and other equipment", "Land and buildings" and "Others", which was charged to the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets " in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment of the combined cycle plant located in Luján de Cuyo is 49,978,768.

The Group estimated that the book value of the assets related to the Buenos Aires combined cycle plant located at the Costanera plant exceeded its recoverable value by 4,765,070 for which reason an impairment charge was determined in property, plant and equipment under the headings "Electric power facilities and other equipment", "Land and buildings" and "Others", which was charged to the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets " in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment of the Buenos Aires combined cycle plant located at the Costanera plant is 6,293,378.

The Group estimated that the book value of the assets related to the Manque wind farm exceeded its recoverable value by 4,493,586 for which reason an impairment charge was determined in property, plant and equipment for 4,491,660 under the headings "Electric power facilities and other equipment", "Land and buildings", "Wind turbines" and "Others" and in intangible assets for 1,926, which was charged to the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets" in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment and intangible assets of the Manque wind farm is 74,222,919 and 31,828, respectively.

The Group estimated that the book value of the assets related to the La Genoveva wind farm exceeded its recoverable value by 25,427,369 for which reason an impairment charge was determined in property, plant and equipment for 25,279,772 under the headings "Electric power facilities and other equipment", "Land and buildings", "Wind turbines" and "Others" and in intangible assets for 147,597, which was charged to the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets" in the consolidated statement of income for the year ended December 31, 2024. After recognizing such impairment, the net book value of property, plant and equipment and intangible assets of the La Genoveva wind farm is 103,483,302 and 604,194, respectively.

Key assumptions to estimate the value in use are the following:

–	Sales price: the sale price has been determined for the budgeted period on the basis of the energy sales prices arising from the current resolutions issued by the Ministry of Energy adjusted for projections of price increases and on the basis of the power purchase agreements entered into. In this regard, the Group considered different weighted alternatives in relation to the evolution of energy and power prices that remunerate conventional thermoelectrical power generation units, which implied the development of different scenarios with different estimates of the expected cash flows and assigning probabilities of occurrence based on the Group's experience and expectations regarding the outcome of the uncertainties involved.

Other relevant assumptions are described below:

–	Costs: costs have been determined on the basis of operating costs incurred in the past, the most significant cost being maintenance, which was estimated under the terms of the contracts in force with suppliers Siemens Energy and Vestas Argentina.

–	Discount rate: it represents the current market assessment of the specific risks of the Company, taking into consideration the time-value of money. Discount rate calculation is based on the circumstances of the market participants and it is derived from the weighted average cost of capital (WACC). The WACC rate takes into consideration both debt and equity. The cost of equity is derived from the expected return on investment by market participant investors, whereas the cost of debt is based on the conditions of the debt which market participants could access to. The specific risks of the operational segment are incorporated by applying individual beta factors, which are annually assessed from the available public information of the market.

Discount rates used to determine the value in use as of December 31, 2024 were 11.30% and 11.50% after income tax, depending on the term of the future cash flows.

Any increase in the discount rate would entail an additional impairment loss for the cash-generation units Thermoelectrical Station Brigadier López, Terminal 6 San Lorenzo cogeneration unit, Luján de Cuyo combined cycle plant, Buenos Aires combined cycle plant located at the Costanera plant and Manque and La Genoveva wind farms.

–	Macroeconomic variables: estimated inflation and devaluation rates, as well as exchange rates, were obtained from external sources, which are well known consulting firms dedicated to the local and global economic analysis, widely experienced in the market.

The Luján de Cuyo combined cycle units, the Brigadier Lopez thermoelectric plant, the Buenos Aires combined cycle unit located at the Costanera plant and the Terminal 6 San Lorenzo cogeneration unit belong to the electric power generation from conventional sources operating segment while wind farms Manque and La Genoveva belong to the electric power generation from renewable sources operating segment.

Gas turbines

The Group has reviewed during the 2024 financial year the recoverability of the turbines as individual assets and has estimated that the book value of the General Electric generator group, which is stored in the facilities of the Nuevo Puerto plant, exceeds its recoverable value, for which a charge for impairment of property, plant and equipment was determined for 12,569,809 within the heading "Turbines" and which was charged under the heading "(Impairment) / reversal of impairment of property, plant and equipment and intangible assets" of the consolidated statement of income for the year ended December 31, 2024.

To determine the recoverable value of this generating group, the Group has used the fair value less costs to sell.

After recognizing such impairment, the book value of the General Electric generator group amounts to 22,049,558.

2.2.9.	Financial instruments. Presentation, recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

2.2.9.1.	Financial assets Classification

According to IFRS 9 “Financial instruments”, the Group classifies its financial assets in three categories:

–	Financial assets at amortized cost

A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to solely payments of principal and interest.

Additionally, and for those assets complying with the above-mentioned conditions, IFRS 9 provides for the option of determining, at initial recognition, an asset measured at fair value if doing so would eliminate or significantly reduce a measurement or recognition inconsistency, which would appear if the assets or liabilities valuation or the recognition of their profits or losses are made on different grounds. The Group has not classified a financial asset at fair value using this option.

At the closing of these consolidated financial statements, the financial assets at amortized cost of the Group include certain cash elements and cash equivalents, trade and other receivables and other non-current financial assets.

–	Financial assets at fair value through other comprehensive income

Financial assets are measured at fair value through other comprehensive income if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.

At the closing of these consolidated financial statements, the Group does not have financial assets at fair value through other comprehensive income.

–	Financial assets at fair value through profit or loss

Any financial assets at fair value through profit or loss belong to a residual category that includes the financial assets that are not held in one of the two business models mentioned, including those kept to negotiate and those classified at fair value at initial recognition.

At the closing of these consolidated financial statements, the financial assets of the Group at fair value through profit or loss include mutual funds, public debt securities, stocks and corporate bonds and interest rate swaps accounted under other financial assets.

Recognition and measurement

The purchase and sale of financial assets are recognized at the date on which the Group commits to purchase or sale the asset.

Financial assets valued at amortized cost are initially recognized at their fair value plus cost of transaction. These assets accrue interest according to the effective interest rate method.

Financial assets valued at fair value through profit or loss and other comprehensive income are initially recognized at fair value, and transaction costs are recognized as expenses in the comprehensive income statement. Subsequently, they are valued at fair value. Changes in fair value and income from the sale of financial assets at fair value through profit or loss and other comprehensive income are recorded in Finance Income or Finance Expenses and Other comprehensive income, respectively, in the consolidated statement of income and comprehensive income, respectively.

In general, the Group uses the transaction price to determine the fair value of a financial instrument at the initial recognition. In the rest of the cases, the Group only records gain or loss at initial recognition if the fair value of the instrument is evidenced with other comparable and visible transactions of the market for the same instrument or if it is based on a valuation technique that only includes visible market data. Gains or loss not recognized at the initial recognition of a financial asset is later recognized as long as they derive from a change in factors (including time) in which the market participants consider establishing the price.

The profit or loss of debt instruments which are measured at amortized cost and are not designated as hedge instruments are recognized in profit or loss when the financial assets are derecognized or when impairment is recognized and during the amortization process by using the effective interest rate method. The Group only reclassifies all investments in debt instruments when it changes the business model used to manage those assets.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized; that is to say, it is deleted from the statement of financial position, when:

–	the contractual rights to receive cash flows from the asset have expired;

–	the contractual rights to receive cash flows from the asset have been transferred or an obligation has been assumed to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) all the risks and rewards of the asset have been transferred substantially, or

(b) all the risks and rewards of the asset have neither been transferred nor retained substantially, but control of the asset has been transferred.

When the contractual rights to receive cash flows from an asset have been transferred or a pass-through arrangement has been entered into, but all of the risks and rewards of the asset have neither transferred nor retained substantially and no control of it has been transferred, such asset shall continue to be recognized to the extent of the Group’s continuing involvement in it. In this case, the Group shall also recognize the associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets

IFRS 9 establishes an “expected credit loss” model (“ECL”). This requires the application of considerable judgment with regard to how changes in economic factors affect ECL, which is determined over a weighted average base. ECL results from the difference between contractual cash flows and cash flows at current value that the Group expects to receive.

The impairment model set forth by IFRS 9 is applicable to the financial assets measured at amortized value or at fair value through changes in other comprehensive income, except for the investment in equity securities and assets from the contracts recognized under IFRS 15.

Pursuant to IFRS 9, loss allowances are measured using one of the following bases:

–	The 12-month ECL: these are expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date; and

–	Full lifetime expected credit losses: these are expected credit losses that result from all possible default events over the life of the financial instrument.

Given the nature of the clients with which the Group operates and on the base of the foregoing criteria, the Group did not identify expected credit losses.

With regard to financial placements and according to the placement policies in force, the Group monitors the credit rate and the credit risk of these instruments. Pursuant to the analysis, the Group did not identify the need to record impairment of these types of instruments.

2.2.9.2.	Financial liabilities

Initial recognition and subsequent measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, accounts payables or as derivatives designated as hedging instruments in an effective hedge ratio, as appropriate.

Financial liabilities are initially recognized at their fair value, net of the incurred transaction costs. Since the Group has no financial liabilities whose characteristics require the fair value accounting, according to IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB), after the initial recognition, the financial liabilities are valued at amortized cost. Any difference between the amount received as financing (net of transaction costs) and the reimbursement value is recognized in comprehensive income throughout the life of the debt financial instrument using the method of effective interest rate.

Regarding the loan with Mitsubishi Corporation, described in Note 13.3.11., the initial recognition was at its fair value and subsequently the loan is measured at amortized cost. The mentioned loan includes a scheme of annual repayments with minimum payments, which can increase according to the free cash flows of the previous year of the controlled company Central Costanera S.A. If there are changes in the estimated free cash flows that result in changes in future capital payments, the Group recognizes the impact within financial income or financial costs, as appropriate, in the comprehensive income statement for the year in which such change in estimate occurs.

At the closing date of these consolidated financial statements, the financial liabilities classified as loans and borrowings and accounts payables of the Group include Trade and other payables, and Loans and borrowings.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized as finance income or costs in the statement of income, as the case may be.

2.2.9.3.	Offsetting financial assets and financial liabilities

Financial assets and financial liabilities are offset, and the net amount presented in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

2.2.9.4.	Financial assets and liabilities with related parties

Assets and liabilities with related parties are recognized initially at fair value plus directly attributable transaction costs. As long as credits and debts with related parties do not derive from arms-length transactions, any difference arising at the initial recognition between such fair value and the consideration given or received in return shall be considered as an equity transaction (capital contribution or payment of dividends, which will depend on whether it is positive or negative).

Following initial recognition, these receivables and payables are measured at their amortized cost through the effective interest rate (EIR) method. The EIR amortization is included in finance income or costs or other operating income or expenses in the statement of income, depending on the nature of the liability giving rise to it.

2.2.9.5.	Derivative financial instruments and hedge accounting

Initial recognition and subsequent measurement

The derivative financial instruments used by the Group are initially recognized through their fair values at the date on which the contract is entered into, and they are subsequently measured again at their fair value. The derivative financial instruments are accounted as financial assets when their fair value is positive and as financial liabilities when their fair value is negative.

The method to recognize the loss or income from the change in fair value depends on whether the derivative was determined as a hedge instrument; in such case, on the nature of the item it is covering. The Company can determine certain derivative as:

–	Fair value hedge;

–	Cash flow hedge;

At the beginning of the transaction, the Group records the relationship between the hedge instruments and items covered, as well as its objectives for risk management and the strategy to make different hedge operations. It also records its assessment, both at the beginning and on a continuous base, on whether the derivatives used in the hedge transactions are highly effective to compensate changes in fair value or in the cash flows of the items covered.

Fair value hedge

Changes in fair value of derivatives determined and classified as fair value hedge are recorded in the statement of comprehensive income together with any change in the fair value of the covered asset or liability attributable to the covered risk.

Cash flow hedge

The effective part of changes in fair value of the derivatives determined and classified as cash flow hedge are recognized in Other comprehensive income. The loss or income related to the non-effective part is immediately recognized in the consolidated statement of income within the Finance Expenses or Finance Income, respectively.

The cumulative amounts in Other comprehensive income are recorded in the consolidated statement of income in the periods in which the item covered affects the consolidated statement of income. In the case of interest rates hedge, this means the amounts recognized in equity are reclassified as net finance income (loss) as interest is accrued on associated debts.

As at December 31, 2024, the Group has no hedging derivative instruments. Hence, swap contracts of interest rate are measured at their current value at the closing of each period or fiscal year and are stated as assets or liabilities depending on the rights and obligations emerging from the respective contracts. In this way, changes in the accounting measure of such contracts are recognized in the consolidated statement of income under finance income or finance cost, as applicable.

2.2.10.	Inventories

Inventories are valued at the lower of restated acquisition cost and net realizable value. In the estimation of recoverable values, the purpose of the asset to be measured and the movements of items of slow or scarce rotation are taken into account. Inventories balance is not higher than its net realizable value at the corresponding dates.

2.2.11.	Cash and cash equivalents

Cash is deemed to include both cash fund and freely-available bank deposits on demand. Short-term deposits are deemed to include short-term investments with significant liquidity and free availability that, subject to no previous notice or material cost, may be easily converted into a specific cash amount that is known with a high degree of certainty upon the acquisition, are subject to an insignificant risk of changes in value, maturing up to three months after the date of the related acquisitions, and whose main purpose is not investment or any other similar purpose, but settling short-term commitments.

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flows, cash and cash equivalents comprise cash at banks and on hand and short-term investments meeting the abovementioned conditions.

2.2.12.	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income under the item that better reflects the nature of the provision net of any reimbursement to the extent that the latter is virtually certain.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax market rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the consolidated statement of income.

–	Provision for lawsuits and claims

In the ordinary course of business, the Group is exposed to claims of different natures (e.g., commercial, labor, tax, social security, foreign exchange or customs claims) and other contingent situations derived from the interpretation of current legislation, which result in a loss, the materialization of which depends on whether one more events occur or not. In assessing these situations, Management uses its own judgment and advice of its legal counsel, both internal and external, as well as the evidence available as of the related dates. If the assessment of the contingency reveals the likelihood of the materialization of a loss and the amount can be reliably estimated, a provision for lawsuits and claims is recorded as of the end of the reporting period.

–           Provision for wind and solar farms dismantling See Note 23.

2.2.13.	Contingent liabilities

A contingent liability is: (i) a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity; or (ii) a present obligation that arises from past events but is not recognized because:

(a) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or (2) the amount of the obligation cannot be measured with sufficient reliability.

A contingent liability is not recognized in financial statements; it is reported in notes, unless the possibility of an outflow of resources to settle such liability is remote. For each type of contingent liability as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature of the obligation and, if possible, (ii) an estimate of its financial impact; (iii) an indication of the uncertainties about the amount or timing of those outflows; and (iv) the possibility of obtaining potential reimbursements.

2.2.14.	Contingent assets

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

A contingent asset is not recognized in financial statements; it is reported in notes only where an inflow of economic benefits is probable. For each type of contingent asset as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature thereof and, if possible, (ii) an estimate of its financial impact.

2.2.15.	Employee benefits

Employee short-term benefits:

The Group recognizes short-term benefits to employees, such as salary, vacation pay, bonuses, among others, on an accrued basis and includes the benefits arising from collective bargaining agreements.

Post-employment employee long-term benefits:

The Group grants benefits to all trade-union employees when obtaining the ordinary retirement benefit under the Argentine Integrated Pension Fund System, based on multiples of the relevant employees’ salaries.

The amount recognized as a liability for such benefits includes the present value of the liability at the end of the reporting period, and it is determined through actuarial valuations using the projected unit credit method.

Actuarial gains and losses are fully recognized in other comprehensive income in the period when they occur and immediately allocated to unappropriated retained earnings (accumulated losses), and not reclassified to income in subsequent periods.

The Group recognizes the net amount of the following amounts as expense or income in the statement of income for the reporting year: (a) the cost of service for the current period; (b) the cost of interest; (c) the past service cost, and (d) the effect of any curtailment or settlement.

Other long-term employee benefits:

The Group grants seniority-based benefits to all trade-union employees when reaching a specific seniority, based on their normal salaries.

The amount recognized as liabilities for other long-term benefits to employees is the present value of the liability at the end of the reporting period. The Group recognizes the net amount of the following amounts as expense or income: (a) the cost of service for the current period; (b) the cost of interest; (c) actuarial income and loss, which shall be recognized immediately and in full; (d) the past service cost, which shall be recognized immediately and in full; and (e) the effect of any curtailment or settlement.

2.2.16.	Share-based payments

The cost of share-based payments transactions that are settled with equity instruments is determined by the fair value at the date when the grant is made using an appropriate valuation model.

This cost is recognized in the consolidated financial statements under employee benefits expense, together with a corresponding total increase in non-controlling interest.

On January 18, 2017, the subsidiary CP Renovables S.A. (“CPR”) entered into a stock option agreement with its minority shareholder at that time that was also its chairman and general manager and a shareholder of the Company (the “minority shareholder”). Under such agreement the minority shareholder had the right to purchase class B shares of CPR that represented 10% of the fully diluted capital stock of CPR. The option was exercisable in whole or in part, at any time prior to the seventh anniversary of the date of the stock option agreement. On November 15, 2023, the minority shareholder exercised the option and acquired the shares representing 10% of the capital stock of CPR. See Consolidated Statement of Changes in Equity. As of December 31, 2023 all assumed obligations under the stock option agreement were met.

2.2.17.	Investment in associates

The Group’s investments in associates are accounted for using the equity method. An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is neither control nor joint control.

According to the equity method, investments in associates are originally booked in the statement of financial position at cost, plus (less) the changes in the Group’s ownership interests in the associates’ net assets subsequent to the acquisition date. If any, goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

If the cost of the investments is lower than the proportional share as of the date of acquisition on the fair value of the associate’s assets and liabilities, a gain is recognized in the period in which the investment was acquired.

The statement of income reflects the share of the results of operations of the associates adjusted on the basis of the fair values estimated as of the date on which the investment was incorporated. When there has been a change recognized directly in the equity of the associates, the Group recognizes its share of any changes and includes them, when applicable, in the statement of changes in equity.

The Group’s share of profit of an associate is shown in a single line on the main body of the consolidated statement of income. This share of profit includes income or loss after taxes of the associates.

The financial information of the associates is prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies of the associates in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize impairment losses on its investment in its associates. At each reporting date, the Group determines whether there is objective evidence that the value of investment in the associates has been impaired. If such was the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment in the associates and its carrying value, and recognizes the loss as “Share of losses of an associate” in the consolidated statement of income.

The information related to associates is included in Note 3.

2.2.18.	Information on operating segments

For management purposes, the Group is organized in four different business units to carry out its activities, as follows:

–	Electric power generation from conventional sources: the Group is engaged in the production of electric power from conventional sources and its sale.

–	Electric power generation from renewable sources: the Group also is engaged in the production of electric power from renewable sources and its sale.
–	Natural gas transport and distribution: through its equity investees companies belonging to ECOGAS Group, the Group is engaged in the natural gas distribution public sector service in the Cuyo and Centro regions of Argentina and it is also engaged in the natural gas transport sector service through its equity investee Company Transportadora de Gas del Mercosur S.A. Also, the Company resells certain gas transport and distribution capacity that was previously contracted by the Company.
–	Forestry activity: the Group is engaged in the forestation, reforestation, woods plantation and commercialization of its products.

The financial performance of segments is evaluated based on operating income / expense before depreciation, amortization and impairment ("Adjusted EBITDA") (Note 4). The group of executive directors is the Chief Operating Decision Maker (CODM) and monitors the Adjusted EBITDA of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

2.2.19.	Biological assets

Forestry plantations are measured, both on initial recognition and at the end of the reporting period, at their fair value, less costs of sale at harvest or collection point. Fair value of the plantations with no available market prices under their current condition is determined through discounted cash flows, using market discount rates.

Forestry plantations included in the harvest plan for the twelve months following the closing of the period are classified as current biological assets.

2.2.20.	Business combinations

Business combinations are accounted for using the acquisition method when the Group takes effective control of the acquired company.

The Group will recognize in its financial statements the acquired identifiable assets, the assumed liabilities, any non-controlling interest and, if any, goodwill according to IFRS 3.

The acquisition cost is measured as the aggregate of the transferred consideration, measured at fair value on that date, and the amount of any non-controlling interest in the acquiree. The Group will measure the non- controlling interest in the acquiree at fair value or at the proportional interest in the identifiable net assets of the acquiree.

If the business combination is made in stages, the Group will measure again its previous holding at fair value at the acquisition date and will recognize income or loss in the consolidated statement of comprehensive income.

Goodwill is measured at cost, as the excess of the transferred consideration regarding the acquired identifiable assets and the net assumed liabilities of the Group. If this consideration is lower than the fair value of the identifiable assets and of the assumed liabilities, the difference is recognized in the consolidated statement of income. If the fair value of the net assets acquired is higher than the consideration paid, the Group reassesses whether it has properly identified all the assets acquired and all the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of the net assets acquired in comparison to the consideration paid, then the gain is recognized in the consolidated statement of income.

As described in Note 20.5, on February 17, 2023, the Group acquired Central Costanera S.A. The business combination was accounted for using the "acquisition method" provided for in IFRS 3. As a result of the application of this method, the Group determined that the consideration transferred was lower than the fair value of the assets acquired and liabilities assumed at the acquisition date. Therefore, the Group recognized a gain from bargain purchase amounting to 74,224,191 in the consolidated statement of income for the year ended December 31, 2023. During 2024, the Group has revised the preliminary allocation of the price and the valuation at fair value of the identifiable assets and liabilities assumed made in 2023 and no modifications have been identified.

As described in Note 20.6, on May 3, 2023, the Group acquired the companies Empresas Verdes Argentina S.A., Las Misiones S.A. and Estancia Celina S.A. The business combination was accounted for using the "acquisition method" provided for in IFRS 3. As a result of the application of this method, the Group determined that the consideration transferred was lower than the fair value of the assets acquired and liabilities assumed at the acquisition date. Therefore, the Group recognized a gain from bargain purchase amounting to 83,970,976 in the consolidated statement of income for the year ended December 31, 2023. During 2024, the Group has revised the preliminary allocation of the price and the valuation at fair value of the identifiable assets and liabilities assumed made in 2023 and no modifications have been identified.

As described in Note 20.6, on December 27, 2022, the Group acquired the companies Forestal Argentina S.A. and Loma Alta Forestal S.A. The business combination was accounted for using the “acquisition method” set forth in IFRS 3. As a result of the application of such method, the Group considered that the consideration transferred was lower than the fair value of the assets acquired and liabilities assumed at the acquisition date. Therefore, the Group recognized a gain from bargain purchase amounting to 82,557,008 in the consolidated statement of income for the year ended December 31, 2022. During 2023, the Group reviewed the preliminary allocation of the price and the valuation at fair value of identifiable assets and assumed liabilities made in 2022, and no modifications were identified.

2.3.	Significant accounting estimates and assumptions

The preparation of the Group’s financial statements requires management to make significant estimates and assumptions that affect the recorded amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period. In this sense, the uncertainties related to the estimates and assumptions adopted could give rise in the future to final results that could differ from those estimates and require significant adjustments to the amounts of the assets and liabilities affected.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its accounting assumptions and significant estimates on parameters available when the financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Recoverability of property, plant and equipment and intangible assets:

At each closing date of the reported period, the Group evaluates if there is any sign that the property, plant and equipment and/or intangible assets with finite useful lives may have their value impaired. Impairment exists when the book value of assets related to the Cash Generating Unit (CGU) exceeds its recoverable value, which is the higher between its fair value less costs of sale of such asset and value in use. The value in use is calculated through the estimation of future cash flows discounted at their present value through a discount rate that reflects the current assessments of the market over the temporal value of money and the specific risks of each CGU. The recoverable value is sensitive to the estimated inflows as well as the discount rate applied.

Biological assets:

The process of estimating the value of biological assets is determined using fair values. This estimation includes judgment and assumptions related to estimated forest growth, margins, and discount rates.

Business combinations:

See Note 2.2.20.

2.4.	Changes in accounting policies

New standards and interpretations adopted

As from the fiscal year beginning January 1, 2024, the Group has applied for the first time certain new and/or amended standards and interpretations as issued by the IASB.

Below is a brief description of the new and/or amended standards and interpretations adopted by the Group and their impact on these consolidated financial statements.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) the meaning of a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

These amendments have not had a significant impact on the Group's financial statements.

Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

These amendments have not had a significant impact on the Group's financial statements.

Amendments to IFRS 16: Lease liability in subsequent sale and leaseback

In September 2022, the IASB issued amendments to IFRS 16 to clarify the requirements a seller-lessee uses to measure liabilities in a leaseback from a subsequent sale and leaseback transaction to guarantee the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

These amendments have not had a significant impact on the Group's financial statements.

2.5.	IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) issued but not yet effective

The following new and/or amended standards and interpretations have been issued but were not effective as of the date of issuance of these consolidated financial statements of the Group. In this sense, only the new and/or amended standards and interpretations that the Group expects to be applicable in the future are indicated. In general, the Group intends to adopt these standards, as applicable when they become effective.

Lack of interchangeability - Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 Effects of Changes in Foreign Currency Exchange Rates to clarify when entities should assess whether a currency is interchangeable with another currency and when it is not, and how an entity determines the exchange rate to be applied when a currency is not interchangeable. In addition, the amendments require information that allows users of their financial statements to assess how the lack of interchangeability of a currency affects or is expected to affect its financial performance, financial position and cash flows.

The amendments will take effect for annual periods beginning on or after January 1, 2025. Early application is allowed as long as this fact is disclosed. When applying the modifications, the entities will not be able to re-express the comparative information.

The amendments are not expected to have a material impact on the Group's financial statements.

IFRS 18 Presentation and disclosure in the financial statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for the presentation of information within the statement of income, including specific totals and subtotals. Additionally, entities must classify all income and expenses within the statement of income into one of five categories: operating activities, investing activities, financing activities, income tax, and discontinued operations, with the first three categories being new.

It also requires entities to disclose newly defined performance measures by management, subtotals of income and expenses, and includes new requirements to aggregate and disaggregate financial information based on the “functions” identified from the primary financial statements and notes.

Limited scope amendments to IAS 7 Statement of Cash Flows were issued, which include changing the starting point for determining cash flows generated by operations using the indirect method, from “net profit or loss” to “operating profit or loss” and removing the optionality around the classification of cash flows from dividends and interest. Consequently, new amendments to many other standards were made.

IFRS 18 and the amendments to other standards are effective for periods beginning on or after January 1, 2027; however, early application is allowed as long as this fact is disclosed. IFRS 18 will be applied retrospectively.

The Group is currently working to identify all the effects that the amendments will have on the primary financial statements and notes to the financial statements.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to opt for reduced disclosure requirements while still applying the recognition, measurement, and presentation requirements of other IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). To be eligible, at the end of the reporting period, the entity:

(i) must be a subsidiary as defined by IFRS 10, (ii) must not have public accountability, and (iii) must have a parent entity (either ultimate or intermediate) that prepares consolidated financial statements that are available for public use and comply with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

IFRS 19 is effective for periods beginning on or after January 1, 2027, with early application permitted.

Since the Group's equity instruments are publicly traded, the Group cannot opt to apply IFRS 19.